General Government
Securities Money
Market Fund

ANNUAL REPORT
November 30, 2001



The views expressed herein are current to the date of this report. These views and the composition of the fund's portfolio are subject to change at any time based on market and other conditions.

           * Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value


                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter from the Chairman

                             3   Discussion of Fund Performance

                             6   Statement of Investments

                             8   Statement of Assets and Liabilities

                             9   Statement of Operations

                            10   Statement of Changes in Net Assets

                            11   Financial Highlights

                            13   Notes to Financial Statements

                            19   Report of Independent Auditors

                            20   Important Tax Information

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                 Back Cover

                                                                       The Fund

                                                  General Government Securities

                                                              Money Market Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We present this annual report for General Government Securities Money Market Fund, covering the 12-month period from December 1, 2000 through November 30, 2001. Inside, you' ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund's portfolio manager, Bernard W. Kiernan, Jr.

Even before the devastating terrorist attacks of September 11, a slowing economy had prompted the Federal Reserve Board (the "Fed") to reduce short-term interest rates aggressively. After the attacks, the Fed reduced rates even further in an attempt to offset the adverse economic effects that resulted from the disruption in business activity and consumer spending. Recent events have prolonged existing economic weakness, but we believe that the U.S. may begin to see signs of economic recovery in the months ahead.

In the meantime, there is little doubt that money market yields will remain low and that the investment environment will continue to be challenging. At times like these, emotions should be set aside in favor of an objective, rational view of prevailing risks and opportunities. It is important during any time of market uncertainty to seek professional management and professional advice, both of which are cornerstones of our investment approach. We encourage you to contact your financial advisor for information about ways to refine your investment strategies.

For additional market perspectives, we have created "Investing In Uncertain Markets," a publication designed to help you weather the storm through the long-term application of four fundamental principles of successful investing. Visit www.dreyfus.com to order or download a copy.

Thank you for your continued confidence and support.

Sincerely,

/s/Stephen E. Canter
Stephen E. Canter
Chairman and Chief Executive Officer
The Dreyfus Corporation
December 14, 2001

2

DISCUSSION OF FUND PERFORMANCE

Bernard W. Kiernan, Jr., Senior Portfolio Manager

How did General Government Securities Money Market Fund perform during the period?

During the 12-month period ended November 30, 2001, the fund produced a yield of 3.98% for Class A shares and 3.75% for Class B shares. Taking into account the effects of compounding, the fund produced an effective yield of 4.05% for Class A shares and 3.81% for Class B shares.(1)

What is the fund's investment approach?

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund invests in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, as well as repurchase agreements in respect of these securities.

What other factors influenced the fund's performance?

The U.S. economy was already seeing signs of a slowdown when the reporting period began in December 2000. The Federal Reserve Board (the "Fed") responded with three short-term interest-rate reductions in January and March, totaling
1.50 percentage points. The Fed was apparently reacting to weak retail sales, higher energy prices, diminishing consumer confidence and softening manufacturing activity. Indeed, Gross Domestic Product ("GDP") growth for the first quarter of 2001 came in at an annualized rate of just 1.1%.

According to the National Bureau of Economic Research, the U.S. entered its first recession in 10 years just as the second quarter of 2001 began. Although the recession would not become "official" until much later in the year, the Fed reduced short-term interest rates by 0.50 percentage points each in April and May and by 0.25 percentage points in June. Yet, despite six months of aggressive easing, capital spending remained weak and manufacturing activity remained sluggish.

                                                                 The Fund 3


DISCUSSION OF FUND PERFORMANCE (CONTINUED)

Seasonally adjusted GDP growth during the second quarter was estimated to grow at an annualized rate of just 0.30%. Only the consumer, who continued to spend and borrow, prevented the economy from spiraling downward into full-blown recession.

In the third quarter, interest rates held steady in July, and some economists began to detect signs of possible economic improvement, suggesting that the Fed had achieved the soft landing it had worked so hard to attain. Evidence emerged that inventories had returned closer to normal levels, energy prices had moderated and consumer spending remained relatively strong. Nonetheless, at its August meeting the Fed cited reduced capital spending, weak expansion of consumption and slower overseas growth as key factors behind its decision to reduce interest rates another 0.25 percentage points.

Then, on September 11 disaster struck. In addition to the immense losses of human life and property, the terrorist attacks sent an already weak economy over the brink. Consumer spending, which represented the last pillar propping up a weakened economy, suddenly plunged as individuals canceled travel plans and cut back on spending. For its part, the Fed acted quickly, cutting interest rates another 0.50 percentage points even before the stock market reopened on September 17. Its goals were to ensure the continued smooth operations of the financial markets and to stimulate economic growth. It also injected approximately $50 billion into the economy. Nonetheless, U.S. GDP growth contracted by an estimated 0.40% in the third quarter, the economy's worst performance in a decade.

The Fed followed up in the fourth quarter by cutting rates another 0.50 percentage points each in October and November, citing "heightened uncertainty and concerns about a deterioration in business conditions both here and abroad." All told, the Fed has reduced short-term interest rates a total of 4.50 percentage points during the first 11 months of 2001. As of November 30, the benchmark federal funds rate was 2.0%, its lowest level since the 1960s

4

What is the fund's current strategy?

In this environment, we have continued to maintain the fund's long weighted average maturity in order to maintain higher yields for as long as we deem practical. As of November 30, rising evidence that the economy may be nearing a recovery caused money market yields to begin to rise. Consumer confidence had improved, retail sales had picked up and fewer workers had submitted jobless claims. As always, we are monitoring the economy closely, and we may look to change our strategy and the fund's weighted average maturity as economic and market conditions evolve.

December 14, 2001

1 EFFECTIVE YIELD IS BASED UPON DIVIDENDS DECLARED DAILY AND REINVESTED MONTHLY. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. YIELDS FLUCTUATE. AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR THE U.S. GOVERNMENT. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. YIELDS PROVIDED FOR THE FUND'S CLASS B SHARES REFLECT THE ABSORPTION OF FUND EXPENSES BY THE DREYFUS CORPORATION PURSUANT TO AN UNDERTAKING IN EFFECT THAT MAY BE EXTENDED, TERMINATED OR MODIFIED AT ANY TIME. HAD THESE EXPENSES NOT BEEN ABSORBED, THE CLASS B YIELDS WOULD HAVE BEEN LOWER. WITHOUT THE FUND'S EXPENSE ABSORPTION, THE FUND'S CLASS B SHARES WOULD HAVE PRODUCED A NET YIELD OF 3.71% AND AN EFFECTIVE NET YIELD OF 3.78%.

                                                             The Fund 5


STATEMENT OF INVESTMENTS

November 30, 2001


                                                                          Annualized
                                                                            Yield on
                                                                          Date of
U.S. GOVERNMENT AGENCIES--99.4%                                     Principal Purchase (%)       Amount ($)            Value ($)
------------------------------------------------------------------------------------------------------------------------------------
Federal Farm Credit Bank, Consolidated Systemwide

  Discount Notes

      3/13/2002                                                                  4.58            23,900,000           23,603,401

      3/15/2002                                                                  4.41            25,000,000           24,694,500

      9/11/2002                                                                  2.72            20,000,000           19,581,889

Federal Farm Credit Bank, Consolidated Systemwide

  Floating Rate Notes

      12/4/2001                                                                  2.02  (a)       50,000,000           49,999,921

      3/1/2002                                                                   1.99  (a)       50,000,000           49,998,245

      3/13/2002                                                                  2.01  (a)       80,000,000           79,993,557

      6/21/2002                                                                  2.08  (a)       25,000,000           24,997,440

      6/2/2003                                                                   2.00  (a)       50,000,000           49,981,746

Federal Farm Credit Bank,
   Consolidated Systemwide Notes

      10/28/2002                                                                 2.21             6,550,000            6,788,309

Federal Home Loan Banks, Discount Notes

   3/8/2002                                                                      4.58            16,259,000           16,067,117

   5/8/2002                                                                      4.11            10,951,000           10,761,152

   6/6/2002                                                                      4.04            50,000,000           50,000,000

   7/30/2002                                                                     3.67            12,000,000           12,000,000

   8/20/2002                                                                     3.46            35,000,000           34,990,511

   10/11/2002                                                                    2.30             7,300,000            7,156,738

   11/1/2002                                                                     2.39             7,000,000            7,000,000

   12/17/2002                                                                    2.44            25,000,000           24,997,164

Federal Home Loan Banks, Notes

   12/7/2001                                                                     6.14            50,000,000           50,000,058

   2/1/2002                                                                      4.58            46,550,000           46,703,013

   2/15/2002                                                                     3.58             9,650,000            9,708,291

   5/15/2002                                                                     4.10            16,000,000           16,218,860

   7/18/2002                                                                     3.43            30,000,000           30,609,551

   10/18/2002                                                                    2.40            25,000,000           25,004,617

   11/15/2002                                                                    2.26            12,415,000           12,890,991

Federal Home Loan Banks, Floating Rate Notes

   12/12/2002                                                                    2.02  (a)       50,000,000           49,979,820

   5/9/2003                                                                      1.99  (a)      100,000,000          100,000,000

   10/24/2003                                                                    1.95  (a)      100,000,000          100,000,000

Federal Home Loan Mortgage Corporation,

  Discount Notes

      12/28/2001                                                                 2.21            36,331,000           36,271,054

      3/15/2002                                                                  4.20            21,040,000           20,793,832

      8/15/2002                                                                  3.50            27,437,000           26,774,960

6

                                                                          Annualized
                                                                            Yield on
                                                                            Date of
U.S. GOVERNMENT AGENCIES (CONTINUED)                                   Principal Purchase (%)    Amount ($)           Value ($)
------------------------------------------------------------------------------------------------------------------------------------

Federal Home Loan Mortgage Corporation,

  Discount Notes (continued)

      5/15/2002                                                                  3.90            50,000,000           50,343,356

      10/15/2002                                                                 2.08            25,000,000           25,892,590

Federal National Mortgage Association,

  Discount Notes

      12/6/2001                                                                  3.58             9,161,000            9,156,521

      2/8/2002                                                                   4.52            20,345,000           20,175,764

      3/7/2002                                                                   2.53            50,000,000           49,666,667

      4/5/2002                                                                   4.49            25,000,000           24,626,736

      6/28/2002                                                                  3.76            24,000,000           23,494,220

Federal National Mortgage Association,

  Floating Rate Notes

      1/3/2003                                                                   2.01  (a)       50,000,000           49,993,415

      4/3/2003                                                                   1.97  (a)      100,000,000           99,993,649

      5/7/2003                                                                   1.99  (a)       50,000,000           49,984,626

Federal National Mortgage Association,

  Notes

      8/15/2002                                                                  3.46            25,000,000           25,522,894

Student Loan Marketing Association,

  Floating Rate Notes

      2/13/2003                                                                  2.03  (a)       75,000,000           74,968,090

      4/25/2003                                                                  1.98  (a)      100,000,000          100,000,000

TOTAL U.S. GOVERNMENT AGENCIES

   (cost $1,621,385,265)                                                                                           1,621,385,265
------------------------------------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS--2.2%
------------------------------------------------------------------------------------------------------------------------------------

Barclays Capital Inc.

  dated 11/30/2001, due 12/3/2001 in the amount

  of $36,584,515 (fully collateralized by

  $37,185,000 U.S. Treasury Bills,

  due 12/27/2001, value $37,127,685)

   (cost $36,579,000)                                                            1.81            36,579,000           36,579,000
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $1,657,964,265)                                                          101.6%            1,657,964,265

LIABILITIES, LESS CASH AND RECEIVABLES                                                           (1.6%)              (26,288,359)

NET ASSETS                                                                                       100.0%            1,631,675,906

(A) VARIABLE INTEREST RATE--SUBJECT TO PERIODIC CHANGE.


SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund 7

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2001

                                                           Cost            Value
--------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--
   See Statement of Investments--Note 1(b)       1,657,964,265    1,657,964,265

Interest receivable                                                   9,729,626

Prepaid expenses and other assets                                        78,149

                                                                  1,667,772,040
--------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates                           989,088

Cash overdraft due to Custodian                                      22,013,011

Payable for investment securities purchased                          12,930,564

Accrued expenses                                                        163,471

                                                                     36,096,134
--------------------------------------------------------------------------------

NET ASSETS ($)                                                    1,631,675,906
--------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                   1,631,779,202

Accumulated net realized gain (loss) on investments                    (103,296)
--------------------------------------------------------------------------------

NET ASSETS ($)                                                    1,631,675,906

NET ASSET VALUE PER SHARE

                                                          Class A       Class B
--------------------------------------------------------------------------------

Net Assets ($)                                        804,956,120  826,719,786

Shares Outstanding                                    805,058,982  826,720,220
--------------------------------------------------------------------------------

NET ASSET VALUE PER SHARE ($)                                1.00         1.00

SEE NOTES TO FINANCIAL STATEMENTS.

8

STATEMENT OF OPERATIONS

Year Ended November 30, 2001

--------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INTEREST INCOME                                                     64,155,623

EXPENSES:

Management fee--Note 2(a)                                            6,956,802

Distribution fees--Note 2(b)                                         2,798,772

Shareholder servicing costs--Note 2(c)                               2,491,006

Registration fees                                                      151,198

Custodian fees                                                         112,271

Professional fees                                                       45,391

Directors' fees and expenses--Note 2(d)                                 40,281

Shareholders' reports                                                   12,396

Miscellaneous                                                           10,883

TOTAL EXPENSES                                                      12,619,000

Less--reduction in shareholder servicing costs due to
  undertaking--Note 2(c)                                              (249,464)

NET EXPENSES                                                        12,369,536

INVESTMENT INCOME--NET                                              51,786,087
--------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) ON INVESTMENTS--NOTE 1(B) ($)                 122,807

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                51,908,894

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund 9

STATEMENT OF CHANGES IN NET ASSETS

                                                     Year Ended November 30,
                                            ------------------------------------

                                                     2001                2000
--------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                         51,786,087          66,778,540

Net realized gain (loss) on investments           122,807             (41,869)

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                   51,908,894          66,736,671
--------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net:

Class A shares                                (26,236,012)        (33,189,687)

Class B shares                                (25,550,075)        (33,588,853)

TOTAL DIVIDENDS                               (51,786,087)        (66,778,540)
--------------------------------------------------------------------------------

CAPITAL STOCK TRANSACTIONS ($):

Net proceeds from shares sold:

Class A shares                              5,473,048,507       6,023,068,435

Class B shares                              2,081,109,862       3,404,207,605

Dividends reinvested:

Class A shares                                 26,005,389          32,599,092

Class B shares                                 22,599,321          30,605,094

Cost of shares redeemed:

Class A shares                             (5,268,787,974)     (6,091,527,643)

Class B shares                             (1,829,290,672)     (3,541,738,346)

INCREASE (DECREASE) IN NET ASSETS FROM
   CAPITAL STOCK TRANSACTIONS                 504,684,433        (142,785,763)

TOTAL INCREASE (DECREASE) IN NET ASSETS       504,807,240        (142,827,632)
-------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                         1,126,868,666       1,269,696,298

END OF PERIOD                               1,631,675,906       1,126,868,666

SEE NOTES TO FINANCIAL STATEMENTS.

10

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.



                                                                                                     Ten Months
                                                                                                          Ended     Year Ended
                                                       Year Ended November 30,                       November 30,    January 31,
                                       ------------------------------------------------------

CLASS A SHARES                              2001         2000          1999           1998                  1997(a)        1997
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA ($):

Net asset value,
   beginning of period                      1.00         1.00          1.00           1.00                  1.00           1.00

Investment Operations:

Investment income--net                      .040         .054          .043           .048                  .040           .047

Distributions:

Dividends from
   investment
   income--net                             (.040)       (.054)        (.043)         (.048)                (.040)         (.047)

Net asset value,
   end of period                            1.00         1.00          1.00           1.00                  1.00           1.00
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                            4.05         5.54          4.42           4.88                  4.84(b)        4.75
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to
   average net assets                        .77          .76           .76            .77                   .82(b)         .82

Ratio of net investment
   income to average
   net assets                               3.85         5.40          4.35           4.77                  4.78(b)        4.65
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of
   period ($ x 1,000)                    804,956      574,630       610,511        539,878               510,289        519,861

(A)  THE FUND CHANGED ITS FISCAL YEAR END FROM JANUARY 31 TO NOVEMBER 30.

(B) ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund 11

FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                      Ten Months
                                                                                                          Ended     Year Ended
                                                       Year Ended November 30,                       November 30,    January 31,
                                       ------------------------------------------------------

CLASS B SHARES                              2001         2000          1999           1998                  1997(a)        1997
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value,
   beginning of period                      1.00         1.00          1.00           1.00                  1.00           1.00

Investment Operations:

Investment income--net                      .037         .052          .041           .046                  .038           .045

Distributions:

Dividends from
   investment
   income--net                             (.037)       (.052)        (.041)         (.046)                (.038)         (.045)

Net asset value,
   end of period                            1.00         1.00          1.00           1.00                  1.00           1.00
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                            3.81         5.29          4.17           4.66                  4.69(b)        4.58
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to
   average net assets                       1.00         1.00          1.00            .97                  1.00(b)        1.00

Ratio of net investment
   income to average
   net assets                               3.60         5.15          4.09           4.55                  4.60(b)        4.48

Decrease reflected in
   above expense ratios
   due to undertakings by
   The Dreyfus Corporation                   .04          .03           .03            .05                   .05(b)         .08
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of
   period ($ x 1,000)                    826,720      552,238       659,185        645,984               364,845         90,175

(A) THE FUND CHANGED ITS FISCAL YEAR END FROM JANUARY 31 TO NOVEMBER 30.

(B) ANNUALIZED.



SEE NOTES TO FINANCIAL STATEMENTS.

12

NOTES TO FINANCIAL STATEMENTS

NOTE 1--Significant Accounting Policies:

General Government Securities Money Market Fund (the "fund") is a separate diversified series of General Government Securities Money Market Funds, Inc. (the "Company") which is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company and operates as a series company, currently offering two series, including the fund. The fund' s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the "Manager") serves as the fund' s investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation.

Dreyfus Service Corporation (the "Distributor"), a wholly-owned subsidiary of the Manager, is the distributor of the fund's shares, which are sold to the public without a sales charge. The fund is authorized to issue 16 billion shares of $.001 par value Common Stock. The fund currently offers two classes of shares: Class A (10 billion shares authorized) and Class B (6 billion shares authorized) . Class A shares and Class B shares are identical except for the services offered to and the expenses borne by each class and certain voting rights. Class A shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act, Class B shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act and, in addition, Class B shares are charged directly for sub-accounting services provided by Service Agents (a securities dealer, financial institution or other industry professional) at an annual rate of .05% of the value of the average daily net assets of Class B shares.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series' operations; expenses which are applicable to all series are allocated among them on pro rata basis.

It is the fund's policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation

                                                                     The Fund 13

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities are valued at amortized cost, which has been determined by the fund's Board of Directors to represent the fair value of the fund's investments.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income is recognized on the accrual basis. Cost of investments represents amortized cost. Under the terms of the custody agreement, the fund received net earnings credits of $52,594 during the period ended November 30, 2001 based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the fund' s Manager, subject to the seller's agreement to repurchase and the fund's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

14

(c) Dividends to shareholders: It is the policy of the fund to declare dividends from investment income-net on each business day; such dividends are paid monthly. Dividends from net realized capital gain are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

The fund has an unused capital loss carryover of approximately $109,000 available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to November 30, 2001. If not applied, $50,000 expires in fiscal 2005, $17,000 expires in fiscal 2007 and $42,000 expires in fiscal 2008.

At November 30, 2001, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2--Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement ("Agreement") with the Manager, the management fee is computed at the annual rate of .50 of 1% of the value of the fund' s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of the fund, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed 1 1/2% of the value of the fund's average net assets, the fund may deduct from pay-

                                                        The Fund 15

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

ments to be made to the Manager, or the Manager will bear such excess expense. During the period ended November 30, 2001, there was no expense reimbursement pursuant to the Agreement.

(b) Under the Service Plan with respect to Class A shares (the "Plan"), adopted pursuant to Rule 12b-1 under the Act, Class A shares bear directly the costs of preparing, printing and distributing prospectuses and statements of additional information and implementing and of operating the Plan, such aggregate amount not to exceed in any fiscal year of the fund, the greater of $100,000 or .005 of 1% of the average daily net assets of Class A. In addition, Class A shares pay the Distributor for distributing their shares, servicing shareholder accounts
(" Servicing" ) and advertising and marketing relating to Class A shares at an aggregate annual rate of up to .20 of 1% of the value of the fund's average daily net assets of Class A. The Distributor may pay one or more Service Agents a fee in respect of Class A shares owned by shareholders with whom the Service Agent has a Servicing relationship or for whom the Service Agent is the dealer or holder of record. The schedule of such fees and the basis upon which such fees will be paid shall be determined from time to time by the fund's Board of Directors. If a holder of Class A shares ceases to be a client of a Service Agent, but continues to hold Class A shares, the Manager will be permitted to act as a Service Agent in respect of such fund shareholders and receive payments under the Plan for Servicing. The fees payable for Servicing are payable without regard to actual expenses incurred. During the period ended November 30, 2001, Class A shares were charged $1,372,477 pursuant to the Plan.

Under the Distribution Plan with respect to Class B shares ("Class B Distribution Plan" ), adopted pursuant to Rule 12b-1 under the Act, Class B shares bear directly the costs of preparing, printing and distributing prospectuses and statements of additional information and of implementing and operating the Class B Distribution Plan, such aggregate amount not to exceed in any fiscal year of the fund, the greater of $100,000 or .005 of 1% of the average daily net assets of

16

Class B. In addition, Class B shares reimburse the Distributor for payments made to third parties for distributing Class B shares at an aggregate annual rate of up to .20 of 1% of the value of the average daily net assets of Class B. During the period ended November 30, 2001, Class B shares were charged $1,426,295 pursuant to the Class B Distribution Plan.

(c) Under the fund's Shareholder Services Plan with respect to Class A ("Class A Shareholder Services Plan"), Class A shares reimburse the Distributor an amount not to exceed an annual rate of .25 of 1% of the value of the fund's average daily net assets of Class A for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended November 30, 2001, Class A shares were charged $240,505 pursuant to the Class A Shareholder Services Plan.

Under the fund's Shareholder Services Plan with respect to Class B ("Class B Shareholder Services Plan"), Class B shares pay the Distributor for the provision of certain services to the holders of Class B shares a fee at an annual rate of .25 of 1% of the value of the average daily net assets of Class
B. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class B shares and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents in respect of these services. The Distributor determines the amounts to be paid to Service Agents.

The Manager had undertaken from December 1, 2000 through November 30, 2001, that if the aggregate expenses of Class B shares of the fund, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceeded 1% of the value of the average daily net

                                                                    The Fund 17

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

assets of Class B, the Manager will reimburse the expenses of the fund under the Class B Shareholder Services Plan to the extent of any excess expense and up to the full fee payable under the Class B Shareholder Services Plan. During the period ended November 30, 2001, Class B shares were charged, $1,772,606 pursuant to the Class B Shareholder Services Plan, of which $249,464 was reimbursed by the Manager.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement, for providing personnel and facilities to perform transfer agency services for the fund. During the period ended November 30, 2001, the fund was charged $55,747, pursuant to the transfer agency agreement.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex (collectively, the "Fund Group"). Each Board member receives an annual fee of $50,000 and an attendance fee of $6,500 for each in person meeting and $500 for telephone meetings. These fees are allocated among the funds in the Fund Group. The Chairman of the Board receives an additional 25% of such compensation. Subject to the Company's Emeritus Program Guidelines, Emeritus Board members, if any, receive 50% of the annual retainer fee and per meeting fee paid at the time the Board member achieves emeritus status.

18

REPORT OF INDEPENDENT AUDITORS

Shareholders and Board of Directors

General Government Securities Money Market Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of General Government Securities Money Market Fund (one of the funds comprising General Government Securities Money Market Funds, Inc.), as of November 30, 2001, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Fund' s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 2001 by correspondence with the custodian and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of General Government Securities Money Market Fund, at November 30, 2001, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with accounting principles generally accepted in the United States.

                                            [ERNST & YOUNG LLP SIGNATURE LOGO]

New York, New York

January 7, 2002

                                                             The Fund 19


IMPORTANT TAX INFORMATION (Unaudited)

For State individual income tax purposes, the fund hereby designates 53.41% of the ordinary income dividends paid during its fiscal year ended November 30, 2001 as attributable to interest income from direct obligations of the United States. Such dividends are currently exempt from taxation for individual income tax purposes in most states, including New York, California and the District of Columbia.


                                                           For More Information

                       General Government Securities
                       Money Market Fund
                       200 Park Avenue
                       New York, NY 10166

                       Manager

                       The Dreyfus Corporation
                       200 Park Avenue
                       New York, NY 10166

                       Custodian

                       The Bank of New York
                       15 Broad Street
                       New York, NY 10286

                       Transfer Agent &
                       Dividend Disbursing Agent

                       Dreyfus Transfer, Inc.
                       P.O. Box 9263
                       Boston, MA 02205-8501

                       Distributor

                       Dreyfus Service Corporation
                       200 Park Avenue
                       New York, NY 10166

To obtain information:

BY TELEPHONE
Call 1-800-645-6561

BY MAIL  Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

BY E-MAIL
Send your request to
info@dreyfus.com

ON THE INTERNET
Information
can be viewed online or
downloaded from:

http://www.dreyfus.com

(c) 2002 Dreyfus Service Corporation                                  975AR1101



General
Treasury Prime
Money Market Fund

ANNUAL REPORT
November 30, 2001



The views expressed herein are current to the date of this report. These views and the composition of the fund's portfolio are subject to change at any time based on market and other conditions.

           * Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value


                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter from the Chairman

                             3   Discussion of Fund Performance

                             6   Statement of Investments

                             7   Statement of Assets and Liabilities

                             8   Statement of Operations

                             9   Statement of Changes in Net Assets

                            10   Financial Highlights

                            13   Notes to Financial Statements

                            19   Report of Independent Auditors

                            20   Important Tax Information

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                 Back Cover

                                                                       The Fund

                                                         General Treasury Prime

                                                              Money Market Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We present this annual report for General Treasury Prime Money Market Fund, covering the 12-month period from December 1, 2000 through November 30, 2001. Inside, you'll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund's portfolio manager, Bernard W. Kiernan, Jr.

Even before the devastating terrorist attacks of September 11, a slowing economy had prompted the Federal Reserve Board (the "Fed") to reduce short-term interest rates aggressively. After the attacks, the Fed reduced rates even further in an attempt to offset the adverse economic effects that resulted from the disruption in business activity and consumer spending. Recent events have prolonged existing economic weakness, but we believe that the U.S. may begin to see signs of economic recovery in the months ahead.

In the meantime, there is little doubt that money market yields will remain low and that the investment environment will continue to be challenging. At times like these, emotions should be set aside in favor of an objective, rational view of prevailing risks and opportunities. It is important during any time of market uncertainty to seek professional management and professional advice, both of which are cornerstones of our investment approach. We encourage you to contact your financial advisor for information about ways to refine your investment strategies.

For additional market perspectives, we have created "Investing In Uncertain Markets," a publication designed to help you weather the storm through the long-term application of four fundamental principles of successful investing. Visit www.dreyfus.com to order or download a copy.

Thank you for your continued confidence and support.

Sincerely,

/s/Stephen E. Canter
Stephen E. Canter
Chairman and Chief Executive Officer
The Dreyfus Corporation
December 14, 2001


2

DISCUSSION OF FUND PERFORMANCE

Bernard W. Kiernan, Jr., Senior Portfolio Manager

How did General Treasury Prime Money Market Fund perform during the period?

During the 12-month period ended November 30, 2001, the fund produced a yield of 3.43% for Class A shares, 3.22% for Class B shares and 3.17% for Class X shares. Taking into account the effects of compounding, the fund produced an effective yield of 3.49% for Class A shares, 3.27% for Class B shares and 3.22% for Class X shares.(1)

What is the fund's investment approach?

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. To pursue this goal, the fund invests only in securities issued or guaranteed as to principal and interest by the U.S. government.

What other factors influenced the fund's performance?

The U.S. economy was already seeing signs of a slowdown when the reporting period began in December 2000. The Federal Reserve Board (the "Fed") responded with three short-term interest-rate reductions in January and March, totaling
1.50 percentage points. The Fed was apparently reacting to weak retail sales, higher energy prices, diminishing consumer confidence and softening manufacturing activity. Indeed, Gross Domestic Product ("GDP") growth for the first quarter of 2001 came in at an annualized rate of just 1.1%.

According to the National Bureau of Economic Research, the U.S. entered its first recession in 10 years just as the second quarter of 2001 began. Although the recession would not become "official" until much later in the year, the Fed reduced short-term interest rates by 0.50 percentage points each in April and May and by 0.25 percentage points in June. Yet, despite six months of aggressive easing, capital spending remained weak and manufacturing activity remained sluggish. Seasonally adjusted GDP growth during the second quarter was esti-

                                                                      The Fund 3


DISCUSSION OF FUND PERFORMANCE (CONTINUED)

mated to grow at an annualized rate of just 0.30%. Only the consumer, who continued to spend and borrow, prevented the economy from spiraling downward into full-blown recession.

In the third quarter, interest rates held steady in July, and some economists began to detect signs of possible economic improvement, suggesting that the Fed had achieved the soft landing it had worked so hard to attain. Evidence emerged that inventories had returned closer to normal levels, energy prices had moderated and consumer spending remained relatively strong. Nonetheless, at its August meeting the Fed cited reduced capital spending, weak expansion of consumption and slower overseas growth as key factors behind its decision to reduce interest rates another 0.25 percentage points.

Then, on September 11 disaster struck. In addition to the immense losses of human life and property, the terrorist attacks sent an already weak economy over the brink. Consumer spending, which represented the last pillar propping up a weakened economy, suddenly plunged as individuals canceled travel plans and cut back on spending. For its part, the Fed acted quickly, cutting interest rates another 0.50 percentage points even before the stock market reopened on September 17. Its goals were to ensure the continued smooth operations of the financial markets and to stimulate economic growth. It also injected approximately $50 billion into the economy. Nonetheless, U.S. GDP growth contracted by an estimated 0.40% in the third quarter, the economy's worst performance in a decade.

The Fed followed up in the fourth quarter by cutting rates another 0.50 percentage points each in October and November, citing "heightened uncertainty and concerns about a deterioration in business conditions both here and abroad." All told, the Fed has reduced short-term interest rates a total of 4.50 percentage points during the first 11 months of 2001. As of November 30, the benchmark federal funds rate was 2.0%, its lowest level since the 1960s.

4

What is the fund's current strategy?

In this environment, we have continued to maintain the fund's long weighted average maturity in order to maintain higher yields for as long as we deem practical. As of November 30, rising evidence that the economy may be nearing a recovery caused money market yields to begin to rise. Consumer confidence had improved, retail sales had picked up and fewer workers had submitted jobless claims. As always, we are monitoring the economy closely, and we may look to change our strategy and the fund's weighted average maturity as economic and market conditions evolve.

December 14, 2001

(1) EFFECTIVE YIELD IS BASED UPON DIVIDENDS DECLARED DAILY AND REINVESTED MONTHLY. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. YIELDS FLUCTUATE. AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR THE U.S. GOVERNMENT. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. YIELDS PROVIDED FOR THE FUND'S CLASS A, CLASS B AND CLASS X SHARES REFLECT THE ABSORPTION OF FUND EXPENSES BY THE DREYFUS CORPORATION PURSUANT TO AN UNDERTAKING IN EFFECT THAT MAY BE EXTENDED, TERMINATED OR MODIFIED AT ANY TIME. HAD THESE EXPENSES NOT BEEN ABSORBED, THE FUND'S CLASS A, CLASS B AND CLASS X YIELDS WOULD HAVE BEEN LOWER.

                                                             The Fund 5



STATEMENT OF INVESTMENTS

November 30, 2001



                                                                          Annualized
                                                                            Yield on
                                                                             Date of             Principal
U.S. TREASURY BILLS--91.3%                                                Purchase (%)            Amount ($)            Value ($)
------------------------------------------------------------------------------------------------------------------------------------

   12/6/2001                                                                     2.58             4,183,000            4,181,511

   12/13/2001                                                                    2.01            13,266,000           13,257,123

   12/20/2001                                                                    1.95             3,049,000            3,045,862

   12/27/2001                                                                    2.19            13,152,000           13,131,303

   1/3/2002                                                                      2.17             1,000,000              998,020

   1/24/2002                                                                     2.23            22,682,000           22,606,502

   2/7/2002                                                                      2.13             5,000,000            4,979,978

   2/14/2002                                                                     2.33             1,450,000            1,443,022

   2/21/2002                                                                     3.30               595,000              590,595

   2/28/2002                                                                     3.41             2,640,000            2,618,201

   3/21/2002                                                                     2.24             5,000,000            4,966,083

TOTAL U.S. TREASURY BILLS

   (cost $71,818,200)                                                                                                 71,818,200
------------------------------------------------------------------------------------------------------------------------------------

U.S. TREASURY NOTES--9.0%
------------------------------------------------------------------------------------------------------------------------------------

   6.50%, 2/28/2002                                                              3.69             5,000,000            5,032,601

   5.625%, 11/30/2002                                                            2.09             2,000,000            2,068,117

TOTAL U.S. TREASURY NOTES

   (cost $7,100,718)                                                                                                   7,100,718
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS
   (cost $78,918,918)                                                                            100.3%               78,918,918

LIABILITIES, LESS CASH AND RECEIVABLES                                                             (.3%)                (236,641)

NET ASSETS                                                                                       100.0%               78,682,277


SEE NOTES TO FINANCIAL STATEMENTS.

6

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2001

                                                               Cost       Value
--------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--See Statement of Investments  78,918,918  78,918,918

Interest receivable                                                      82,906

Prepaid expenses                                                          1,339

                                                                     79,003,163
--------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates                            35,812

Cash overdraft due to Custodian                                         231,343

Accrued expenses and other liabilities                                   53,731

                                                                        320,886
--------------------------------------------------------------------------------

NET ASSETS ($)                                                       78,682,277
--------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                      78,688,482

Accumulated net realized gain (loss) on investments                      (6,205)
--------------------------------------------------------------------------------

NET ASSETS ($)                                                       78,682,277

NET ASSET VALUE PER SHARE



                                                                              Class A      Class B   Class X
----------------------------------------------------------------------------------------------------------

Net Assets ($)                                                             66,694,056   11,987,221     1,000

Shares Outstanding                                                         66,699,297   11,988,185     1,000
-----------------------------------------------------------------------------------------------------------

NET ASSET VALUE PER SHARE ($)                                                    1.00         1.00      1.00



SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund 7


STATEMENT OF OPERATIONS

Year Ended November 30, 2001

--------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INTEREST INCOME                                                      1,810,966

EXPENSES:

Management fee--Note 2(a)                                              225,072

Distribution fees--Note 2(b)                                            90,231

Shareholder servicing costs--Note 2(c)                                  32,132

Auditing fees                                                           30,898

Registration fees                                                       18,946

Shareholders' reports                                                    7,695

Custodian fees                                                           7,826

Directors' fees and expenses--Note 2(d)                                  1,356

Legal fees                                                                 388

Miscellaneous                                                            1,403

TOTAL EXPENSES                                                         415,947

Less--expense reimbursement from The Dreyfus
  Corporation due to undertaking--Note 2(a,c)                          (39,866)

NET EXPENSES                                                           376,081

INVESTMENT INCOME--NET                                               1,434,885
--------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) ON INVESTMENTS--NOTE 1(B) ($):                 (5,609)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 1,429,276

SEE NOTES TO FINANCIAL STATEMENTS.

8

STATEMENT OF CHANGES IN NET ASSETS

                                                     Year Ended November 30,
                                             -----------------------------------

                                                     2001                2000
--------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                          1,434,885             417,512

Net realized gain (loss) on investments            (5,609)               (596)

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                    1,429,276             416,916
--------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net:

Class A shares                                 (1,168,190)           (339,880)

Class B shares                                   (266,665)            (77,167)

Class X shares                                        (30)               (465)

TOTAL DIVIDENDS                                (1,434,885)           (417,512)
--------------------------------------------------------------------------------

CAPITAL STOCK TRANSACTIONS ($):

Net proceeds from shares sold:

Class A shares                                227,094,126          83,129,229

Class B shares                                 34,559,976          12,926,584

Class X shares                                         --              20,999

Dividends reinvested:

Class A shares                                  1,152,569             338,852

Class B shares                                    264,487              76,979

Class X shares                                         --                 369

Cost of shares redeemed:

Class A shares                               (181,727,188)        (63,288,291)

Class B shares                                (28,221,609)         (7,618,232)

Class X shares                                         --             (20,368)

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL STOCK TRANSACTIONS             53,122,361          25,566,121

TOTAL INCREASE (DECREASE) IN NET ASSETS        53,116,752          25,565,525
--------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                            25,565,525                  --

END OF PERIOD                                  78,682,277          25,565,525

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund 9

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.

                                                        Year Ended November 30,
                                                        ------------------------

CLASS A SHARES                                               2001       2000(a)
--------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                         1.00       1.00

Investment Operations:

Investment income--net                                       .034       .051

Distributions:

Dividends from investment income--net                       (.034)     (.051)

Net asset value, end of period                               1.00       1.00
--------------------------------------------------------------------------------

TOTAL RETURN (%)                                             3.49       5.21
--------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                       .80        .80

Ratio of net investment income
   to average net assets                                     3.25       5.49

Decrease reflected in above expense ratios
   due to undertaking by The Dreyfus Corporation              .08        .43
--------------------------------------------------------------------------------

Net Assets, end of period ($ X 1,000)                      66,694     20,179

(A) FROM DECEMBER 1, 1999 (COMMENCEMENT OF OPERATIONS) TO NOVEMBER 30, 2000.

SEE NOTES TO FINANCIAL STATEMENTS.

10

                                                        Year Ended November 30,
                                                        ------------------------

CLASS B SHARES                                               2001       2000(a)
--------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                         1.00       1.00

Investment Operations:

Investment income--net                                       .032       .049

Distributions:

Dividends from investment income--net                       (.032)     (.049)

Net asset value, end of period                               1.00       1.00
--------------------------------------------------------------------------------

TOTAL RETURN (%)                                             3.27       5.00
--------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                      1.00       1.00

Ratio of net investment income
   to average net assets                                     2.94       5.14

Decrease reflected in above expense ratios
   due to undertaking by The Dreyfus Corporation              .13       4.97
--------------------------------------------------------------------------------

Net Assets, end of period ($ X 1,000)                      11,987      5,385

(A) FROM DECEMBER 1, 1999 (COMMENCEMENT OF OPERATIONS) TO NOVEMBER 30, 2000.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund 11

FINANCIAL HIGHLIGHTS (CONTINUED)

                                                        Year Ended November 30,
                                                          ----------------------

CLASS X SHARES                                               2001      2000(a)
--------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                         1.00      1.00

Investment Operations:

Investment income--net                                       .032      .048

Distributions:

Dividends from investment income--net                       (.032)    (.048)

Net asset value, end of period                               1.00      1.00
--------------------------------------------------------------------------------

TOTAL RETURN (%)                                             3.22      4.94
--------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                      1.05      1.05

Ratio of net investment income
   to average net assets                                     3.03      4.55

Decrease reflected in above expense ratios
   due to undertaking by The Dreyfus Corporation             3.24     20.13
--------------------------------------------------------------------------------

Net Assets, end of period ($ X 1,000)                           1         1

(A) FROM DECEMBER 1, 1999 (COMMENCEMENT OF OPERATIONS) TO NOVEMBER 30, 2000.

SEE NOTES TO FINANCIAL STATEMENTS.

12

NOTES TO FINANCIAL STATEMENTS

NOTE 1--Significant Accounting Policies:

General Treasury Prime Money Market Fund, Inc. (the "fund") is a separate diversified series of General Government Securities Money Market Funds, Inc. (the "Company"), which is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company and operates as a series company, currently offering two series, including the fund. The fund's investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the "Manager") serves as the fund' s investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation.

Dreyfus Service Corporation (the "Distributor"), a wholly-owned subsidiary of the Manager, is the distributor of the fund's shares, which are sold without a sales charge. The fund is authorized to issue 3 billion shares of $.001 par value Common Stock. The fund currently offers three classes of shares: Class A (1 billion shares authorized), Class B (1 billion shares authorized) and Class X (1 billion shares authorized). Class A, Class B and Class X shares are identical except for the services offered to and the expenses borne by each class and certain voting rights. Class A shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act, Class B and Class X shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act and Class A, Class B and Class X shares are subject to Shareholder Services Plan. In addition, Class B shares are charged directly for sub-accounting services provided by Service Agents (a securities dealer financial institution or other industry professional) at an annual rate of .05% of the value of the average daily net assets of Class B shares.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series' operations; expenses which are applicable to all series are allocated among them on pro rata basis.

                                                             The Fund 13

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

It is the fund's policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities are valued at amortized cost, which has been determined by the fund's Board of Directors to represent the fair value of the fund's investments.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income is recognized on the accrual basis. Cost of investments represents amortized cost. Under the terms of the custody agreement, the fund received net earnings credits of $1,238 based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends from investment income-net on each business day; such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provi-

14

sions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

The fund has an unused capital loss carryover of approximately $6,000 available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to November 30, 2001. If not applied, $600 of the carryover expires in fiscal 2008 and $5,400 expires in fiscal 2009.

At November 30, 2001, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2--Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement ("Agreement") with the Manager, the management fee is computed at the annual rate of .50 of 1% of the value of the fund' s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of the fund, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed 11_2% of the value of the fund's average net assets, the fund may deduct from payments to be made to the Manager, or the Manager will bear such excess expense. The Manager had undertaken through November 30, 2001 to reduce the management fee paid by the fund, to the extent that the fund's aggregate annual expenses (exclusive of certain expenses as described above) exceeded an annual rate of .80 of 1% for Class A, 1% for Class B and 1.05% for Class X shares of the value of the fund' s average daily net assets. The expense reimbursement pursuant to the undertaking, amounted to $28,303 for Class A, $11,531 for Class B and $28 for Class X shares during the period ended November 30, 2001.

(b) Under the Service Plan with respect to Class A shares (the "Plan"), adopted pursuant to Rule 12b-1 under the Act, Class A shares bear directly the cost of preparing, printing and distributing prospectuses and

                                                                     The Fund 15

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

statements of additional information and implementing and operating the Plan, such aggregate amount not to exceed in any fiscal year of the Fund, the greater of $100,000 or .005 of 1% of the average daily net assets of Class A. In addition, Class A shares pays the Distributor for distributing their shares and servicing shareholder accounts (" Servicing" ) and advertising and marketing relating to Class A shares at an aggregate annual rate of up to .20 of 1% of the value of the average daily net assets of Class A. The Distributor may pay one or more Service Agents a fee in respect of Class A shares owned by shareholders with whom the Service Agent has a Servicing relationship or for whom the Service Agent is the dealer or holder of record. The schedule of such fees and the basis upon which such fees will be paid shall be determined from time to time by the fund' s Board of Directors. If a holder of Class A shares ceases to be a client of a Service Agent, but continues to hold Class A shares, the Manager will be permitted to act as a Service Agent in respect of such fund shareholders and receive payments under the Plan for Servicing. The fees payable for Servicing are payable without regard to actual expenses incurred. During the period ended November 30, 2001, Class A shares were charged $72,058 pursuant to the Plan.

Under the Distribution Plan with respect to Class B ("Class B Distribution
Plan" ) adopted pursuant to Rule 12b-1 under the Act, Class B shares bear directly the costs of preparing, printing and distributing prospectuses and statements of additional information and of implementing and operating the Class B Distribution Plan, such aggregate amount not to exceed in any fiscal year of the Fund, the greater of $100,000 or .005 of 1% of the average daily net assets of Class B. In addition, Class B shares reimburse the Distributor for payments made to third parties for distributing Class B shares at an annual rate of .20% of 1% of the value of their average daily net assets. During the period ended November 30, 2001, Class B shares were charged $18,171 pursuant to the Class B Distribution Plan.

Under the Distribution Plan with respect to Class X ("Class X Distribution Plan") adopted pursuant to Rule 12b-1 under the Act, Class X shares pay the Distributor for distributing Class X shares at an

16

annual rate of .25 of 1% of the value of their average daily net assets. During the period ended November 30, 2001, Class X shares were charged $2 pursuant to the Class X Distribution Plan, all of which was reimbursed by the Manager.

(c) Under the fund's Shareholder Services Plan with respect to Class A ("Class A Shareholder Services Plan"), Class A shares reimburse the Distributor an amount not to exceed an annual rate of .25 of 1% of the value of the fund's average daily net assets of Class A for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class A shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended November 30, 2001, Class A shares was charged $471 pursuant to the Class A Shareholder Services Plan.

Under the fund's Shareholder Services Plan with respect to Class B and Class X ("Shareholder Services Plan"), Class B and Class X shares pay the Distributor for the provision of certain services to the holders of Class B and Class X shares a fee at an annual rate of .25 of 1% of the value of the average daily net assets of Class B and Class X shares. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class B and Class X shares and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended November 30, 2001, Class B and Class X shares were charged $27,191 and $2, respectively, pursuant to Shareholder Services Plan, of which all of Class X shares were reimbursed by the Manager.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the

                                                                    The Fund 17

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

fund. During the period ended November 30, 2001, the fund was charged $2,172 pursuant to the transfer agency agreement.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex (collectively, the "Fund Group"). Each Board member who is not an "affiliated person" as defined in the Act receives an annual fee of $50,000 and an attendance fee of $6,500 for each in person meeting and $500 for telephone meetings. These fees are allocated among the funds in the Fund Group. The Chairman of the Board receives an additional 25% of such compensation. Subject to the Company's Emeritus Program Guidelines, Emeritus Board members, if any, receive 50% of the annual retainer fee and per meeting fee paid at the time the Board member achieves emeritus status.

18

REPORT OF INDEPENDENT AUDITORS

Shareholders and Board of Directors

General Treasury Prime Money Market Fund

We have audited the accompanying statement of assets and liabilities of General Treasury Prime Money Market Fund (one of the funds constituting General Government Securities Money Market Funds, Inc.), including the statement of investments, as of November 30, 2001, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States.Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 2001 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of General Treasury Prime Money Market Fund, at November 30, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with accounting principles generally accepted in the United States.

                                             [ERNST & YOUNG LLP SIGNATURE LOGO]

New York, New York

January 7, 2002

                                                                     The Fund 19


IMPORTANT TAX INFORMATION (Unaudited)

For State individual income tax purposes, the fund hereby designates 100% of the ordinary income dividends paid during its fiscal year ended November 30, 2001 as attributable to interest income from direct obligations of the United States. Such dividends are currently exempt from taxation for individual income tax purposes in most states, including New York, California and the District of Columbia.

20

                                                           For More Information

                       General Treasury
                       Prime Money Market Fund
                       200 Park Avenue
                       New York, NY 10166

                       Manager

                       The Dreyfus Corporation
                       200 Park Avenue
                       New York, NY 10166

                       Custodian

                       The Bank of New York
                       15 Broad Street
                       New York, NY 10286

                       Transfer Agent &
                       Dividend Disbursing Agent

                       Dreyfus Transfer, Inc.
                       P.O. Box 9263
                       Boston, MA 02205-8501

                       Distributor

                       Dreyfus Service Corporation
                       200 Park Avenue
                       New York, NY 10166

To obtain information:

BY TELEPHONE
Call 1-800-645-6561

BY MAIL  Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

BY E-MAIL
Send your request
to info@dreyfus.com

ON THE INTERNET Information
can be viewed online
or downloaded from:

http://www.dreyfus.com

(c) 2002 Dreyfus Service Corporation                                  387AR1101